Common Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted earnings per share for the Company were calculated as follows:

(In millions except per share data)	2017	2016	2015
Net income	$619.0	$338.2	$271.3
Average common shares outstanding:
Basic average common shares outstanding	199.7	199.7	199.6
Effect of dilutive securities:
Contingently issuable shares (performance and restricted stock units)	0.3	0.2	—
Diluted average common shares outstanding	200.0	199.9	199.6
Basic earnings per average common share	$3.10	$1.69	$1.36
Diluted earnings per average common share	$3.10	$1.69	$1.36
Anti-dilutive shares excluded from earnings per share calculation	—	—	—